CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE DEBENTURES AND NOTES, NET OF DISCOUNT

As of December 31, 2024, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

	December 31, 2024	December 31, 2023
Current Debt
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	$35,556	$35,556
10% Convertible note payable, due April 23, 2022 – Related Party	164,444	164,444
10% Convertible note payable, due August 6, 2022 – Bridge Investor	200,000	200,000
	400,000	400,000
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	133,958	128,958
5% Convertible note payable – Related Party	313,733	301,233
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	313,253	300,753
5% Convertible note payable – CEO & CFO – Related Parties	102,659	98,559
5% Convertible note payable – Bridge Investors	210,322	201,922
	1,073,925	1,031,425
August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	292,552	280,052
5% Convertible note – Bridge investors	437,075	418,399
5% Convertible note – CFO – Related Party	87,770	84,018
	817,397	782,469
JH Darbie PPM Debt
16% Convertible Notes – Non-related parties	-	311,693

November/December 2021 & March 2022 Notes
16% Convertible Notes – Accredited Investors	233,687	233,392

Debt for Clinical Trials – Forever Prosperity ( Formerly GMP)
2% Convertible Notes – Forever Prosperity	4,840,247	4,750,000

May and June 2022 Note
16% Convertible Notes – Accredited Investors	993,130	1,401,284

JH Darbie PPM 2 Debt
16% Convertible Notes - Non-related parties	2,183,638	-
16% Convertible Notes – CEO – Related Party	125,000	-
	2,308,638	-
Other Debt
Short term debt – Bridge investors	210,000	210,000
Short term debt from CFO – Related Party	76,050	35,050
Short term debt – Autotelic Inc. – Related Party	2,085,000	1,470,000
Short Term Debt from CEO – Related Party	50,000	50,000
	2,421,050	1,765,050
Total of short term convertible debentures & notes and other debt	$13,088,074	10,675,313

	December 31, 2024	December 31, 2023

Long Term Debt
JH Darbie PPM 2 Debt
16% Convertible Notes - Non-related parties	-	1,773,468
16% Convertible Notes – CEO – Related Party	-	125,000
	-	1,898,468

SCHEDULE OF CONVERTIBLE NOTES, NET OF DISCOUNT

As of December 31, 2024 and 2023, the August 2021 convertible notes, net of debt discount, consist of the following amounts:

	December 31,	December 31,
	2024	2023
Autotelic Related party convertible note, 5% coupon December 2024	$292,552	$280,052
CFO Related party convertible note, 5% coupon December 2024	87,770	84,018
Accredited investors convertible note, 5% coupon December 2024	437,075	418,399
	$817,397	$782,469

As of December 31, 2024, and December 31, 2023, the Fourth Man convertible note, net of debt discount, consist of the following amounts:

	December 31, 2024	December 31, 2023
Fourth Man Convertible note, 16% coupon March 2023 inclusive of accrued interest and default provision	$233,687	$233,392
Unamortized debt discount	-	-
Convertible notes, net	$233,687	233,392

As of December 31, 2024, and December 31, 2023, convertible note under the May 2022 Mast Financing, net of debt discount, consist of the following amounts:

	December 31, 2024	December 31, 2023
Mast Hill Convertible note, 12% coupon May 2025, inclusive of accrued interest and penalty	$993,130	$905,484
Convertible notes, net	$993,130	$905,484

As of December 31, 2024 and 2023, convertible note under the June 2022 Blue Lake Financing, net of debt discount, consist of the following amounts:

	December 31, 2024	December 31, 2023

Blue Lake Convertible note, 16% coupon June 2023, inclusive of accrued interest	$-	$495,800
Convertible notes, net	$-	$495,800

SCHEDULE OF SHORT-TERM LOANS

As of December 31, 2024, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	December 31, 2024	December 31, 2023
Short term advance from CFO – Related Party	$76,050	$35,050
Short term advance from CEO – Related Party	50,000	50,000
Short term advances – bridge investors & others	210,000	210,000
Short term advances – Autotelic Inc. – Related Party	2,085,000	1,470,000
	$2,421,050	$1,765,050